Eaton Vance

Short Duration Municipal Opportunities Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 94.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 2.12%, (SIFMA+ 0.22%), 12/1/20(1)	$1,000	$999,300

		$999,300

Education — 8.2%
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/21	$250	$269,152
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/22	250	276,997
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/23	225	255,848
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	320,111
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/21(2)	100	106,462
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/22(2)	165	180,335
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/23(2)	175	195,909
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/24(2)	160	182,994
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/25(2)	300	349,602
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/22	100	109,366
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/23	100	112,094
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/24	135	154,694
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/25	200	233,078
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/26	105	124,387
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/27	110	132,441
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/28	160	195,461
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/29	165	204,031
District of Columbia, (District of Columbia International School), 5.00%, 7/1/21(3)	200	211,762
District of Columbia, (District of Columbia International School), 5.00%, 7/1/25(3)	500	578,300
District of Columbia, (District of Columbia International School), 5.00%, 7/1/29(3)	885	1,076,594
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(2)	465	517,252
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/23	425	479,022
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/24	350	403,581
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/21	355	380,400
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	660,582
Montana State University, 2.35%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,830	1,830,842
Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University), 4.00% to 5/1/22 (Put Date), 5/1/36	1,125	1,177,380
Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University), 4.00% to 5/1/23 (Put Date), 5/1/36	1,225	1,296,724
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: State Street Bank and Trust Co.), 1.92%, 7/1/35(4)	4,985	4,985,000
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 1.92%, 7/1/33(4)	3,050	3,050,000
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: State Street Bank and Trust Company), 1.97%, 7/1/33(4)	4,650	4,650,000

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	$495	$522,101
New York Dormitory Authority, (Yeshiva University), 4.00%, 9/1/23	1,235	1,238,940
New York Dormitory Authority, (Yeshiva University), 5.00%, 11/1/19	425	429,093
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,120,130
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 2.121%, (70% of 1 mo. USD LIBOR + 0.42%), 4/1/22 (Put Date), 10/1/44(1)	6,750	6,743,047
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	750	750,510
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.72% to 5/1/21 (Put Date), 11/1/31	1,845	1,849,428
Pennsylvania Higher Educational Facilities Authority, (York College of Pennsylvania), 2.85% to 5/1/21 (Put Date), 5/1/34	1,460	1,484,557
Philadelphia Authority for Industrial Development, PA, (La Salle University), 5.00%, 5/1/23	1,840	2,011,028
Philadelphia Authority for Industrial Development, PA, (La Salle University), 5.00%, 5/1/24	1,715	1,909,755
Philadelphia Authority for Industrial Development, PA, (La Salle University), 5.00%, 5/1/25	905	1,025,103
Public Finance Authority, WI, (Barton College), 5.00%, 3/1/28	1,545	1,708,322
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(2)	160	165,096
South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank, N.A.), 1.93%, 10/1/39(4)	7,070	7,070,000

		$52,727,511

Electric Utilities — 3.1%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$4,000	$4,144,000
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,250	3,367,682
Long Island Power Authority, NY, Electric System Revenue, 2.458%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,000	10,009,400
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,070	1,073,938
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/22	385	417,617
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/23	600	666,138
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/24	500	566,925

		$20,245,700

Escrowed/Prerefunded — 0.1%
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Escrowed to Maturity, 5.00%, 11/15/24	$100	$118,046
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	345	351,410

		$469,456

General Obligations — 12.7%
Allentown City School District, PA, 2.05%, 1/2/20(3)	$4,250	$4,250,000
American Samoa Economic Development Authority, 6.00%, 9/1/23(2)	1,500	1,543,725
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/24	1,000	1,172,560
Bensalem Township School District, PA, 3.00%, 2/15/21	20	20,543
Berwyn, IL, 5.00%, 12/1/23	1,090	1,206,630
California, 5.00%, 8/1/23	2,085	2,398,709

Security	Principal Amount (000’s omitted)	Value
Chicago Board of Education, IL, 4.00%, 12/1/20	$250	$255,643
Chicago Board of Education, IL, 4.00%, 12/1/22	700	723,681
Chicago Board of Education, IL, 5.00%, 12/1/20	945	979,389
Chicago Board of Education, IL, 5.00%, 12/1/22	1,200	1,283,544
Chicago Board of Education, IL, 5.00%, 12/1/23	2,000	2,176,080
Chicago Board of Education, IL, 5.00%, 12/1/24	2,000	2,211,620
Chicago, IL, 5.00%, 12/1/22	1,000	1,041,740
Chicago, IL, 5.625%, 1/1/29	1,000	1,172,540
Connecticut, 5.00%, 4/15/23	3,200	3,605,472
Dallas, TX, 5.00%, 2/15/23	1,000	1,092,180
Dallas, TX, 5.00%, 2/15/26	1,000	1,183,820
Delaware Valley Regional Finance Authority, PA, 2.395%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	9,000	8,971,200
Detroit, MI, 5.00%, 4/1/20	810	824,564
Detroit, MI, 5.00%, 4/1/21	1,000	1,038,360
Elmira, NY, 3.00%, 5/22/20(2)	3,000	3,021,030
Elmira, NY, 3.75%, 7/16/19(2)	1,000	1,000,600
Elmira, NY, 5.00%, 5/15/26	115	115,340
Georgia, 5.00%, 7/1/19	2,445	2,445,000
Harford County, MD, 5.00%, 9/15/23	1,000	1,149,820
Honolulu City and County, HI, 2.21%, (SIFMA + 0.31%), 9/1/20 (Put Date), 9/1/24(1)	1,000	999,920
Illinois, 0.00%, 8/1/20	265	256,663
Illinois, 0.00%, 8/1/21	200	187,730
Illinois, 5.00%, 12/1/19	2,500	2,533,925
Illinois, 5.00%, 1/1/20	750	762,240
Illinois, 5.00%, 8/1/20	2,000	2,070,560
Illinois, 5.00%, 11/1/21	10,000	10,698,600
Illinois, 5.00%, 2/1/22	370	397,461
Illinois, 5.00%, 6/1/22	495	536,293
Illinois, 5.00%, 10/1/22	2,000	2,184,720
Illinois, 5.00%, 10/1/23	285	316,273
Illinois, 5.00%, 2/1/24	500	556,915
Illinois, 5.00%, 6/1/24	4,850	5,437,869
Illinois, 5.00%, 8/1/24	2,085	2,243,168
Illinois, 5.00%, 8/1/25	1,000	1,074,030
New Haven, CT, 5.00%, 8/1/21	1,000	1,062,160
North Carolina, 5.00%, 6/1/23	845	964,449
Union City, NJ, 5.00%, 11/1/23	1,000	1,125,320
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/27	2,355	2,489,894
Will County Community High School District No. 210, IL, 4.00%, 1/1/22	950	950,523

		$81,732,503

Hospital — 19.5%
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	$785	$806,792
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	507,793
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/22	150	163,159
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	194,589

Security	Principal Amount (000’s omitted)	Value
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(2)	$2,000	$2,320,060
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/22	500	540,670
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/23	500	555,390
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 2.50%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	3,000	3,018,120
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), (SPA: JPMorgan Chase Bank, N.A.), 1.93%, 1/15/48(4)	8,650	8,650,000
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 1.94%, 1/15/38(4)	3,795	3,795,000
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	1,950	2,016,124
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.609%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,001,930
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,093,370
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	255	260,414
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	655	720,395
Doylestown Hospital Authority, PA, (Doylestown Hospital), 5.00%, 7/1/20	1,155	1,184,880
Idaho Health Facilities Authority, (Madison Memorial Hospital), 5.00%, 9/1/21	1,630	1,722,780
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 2.65%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(1)	5,000	5,000,000
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,125,620
Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	278,450
Indiana Finance Authority, (Parkview Health), 2.45%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	3,000	3,013,620
Kanabec County, MN, (FirstLight Health System), 2.75%, 12/1/19	2,250	2,250,765
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/21	50	53,933
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/23	500	570,025
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/25	80	95,474
Maricopa County Industrial Development Authority, AZ, (Banner Health), 2.47%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(1)	7,000	7,002,870
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	607,747
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	194,176
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/22	450	493,528
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/23	725	813,573
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/24	650	745,823
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	732,294
Michigan Finance Authority, (McLaren Health Care), 2.035%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(1)	965	964,083
Michigan Finance Authority, (McLaren Health Care), 2.385%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	5,000	5,017,300
Michigan Finance Authority, (Trinity Health Credit Group), 2.38%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(1)	5,000	5,008,500
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 2.45%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(1)	4,500	4,495,770

Security	Principal Amount (000’s omitted)	Value
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/25	$1,050	$1,179,150
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/26	1,010	1,131,877
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,139,800
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/24	540	615,184
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/26	800	944,296
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	1,595	1,843,597
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center), 5.00%, 7/1/20	1,000	1,031,490
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: Wells Fargo Bank, N.A.), 1.95%, 8/1/34(4)	8,000	8,000,000
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/26	400	484,848
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/27	390	481,798
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/28	455	570,998
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/29	750	948,810
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/24	1,300	1,505,309
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.748%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	1,000	1,002,200
Ohio, (Cleveland Clinic Health System), (SPA: U.S. Bank, N.A.), 1.92%, 1/1/52(4)	7,500	7,500,000
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/23	1,250	1,392,800
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/24	720	820,066
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/25	400	464,048
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/25	1,195	1,360,687
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/28	1,395	1,652,894
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/29	1,000	1,192,760
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/30	1,000	1,186,390
Oroville, CA, (Oroville Hospital), 5.25%, 4/1/54	3,000	3,449,910
Phoenix Industrial Development Authority, AZ, (Mayo Clinic), (SPA: Wells Fargo Bank, N.A.), 1.90%, 11/15/52(4)	300	300,000
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/19	1,000	1,004,750
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 2.50%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,502,850
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	56,513
University of Wisconsin Hospitals and Clinics Authority, (SPA: JPMorgan Chase Bank, N.A.), 1.93%, 4/1/48(4)	10,000	10,000,000

		$125,778,042

Housing — 3.4%
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/21	$1,000	$1,073,350
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	551,565
Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.45%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	2,655	2,655,000
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.45%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	10,000	9,999,800

Security	Principal Amount (000’s omitted)	Value
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University), 4.00%, 4/1/23	$1,295	$1,319,786
North Dakota Housing Finance Agency, 2.30%, (SIFMA + 0.40%), 2/1/22 (Put Date), 1/1/43(1)	2,500	2,499,975
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/25	600	689,376
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/26	200	233,814
Washington Housing Finance Commission, 2.45%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	3,000	3,001,500

		$22,024,166

Industrial Development Revenue — 10.4%
Burke County Development Authority, GA, (Georgia Transmission Corp.), 2.50% to 5/3/21 (Put Date), 1/1/52	$2,000	$2,028,780
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	1,625	1,670,825
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(2)	1,380	1,506,532
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(2)	1,000	1,059,920
Gilliam County, OR, (Waste Management, Inc.), (AMT), 2.40% to 5/2/22 (Put Date), 7/1/38	2,000	2,028,960
Iowa Finance Authority, (Iowa Fertilizer Co.), 3.125%, 12/1/22	4,000	4,048,040
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	932,873
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29(3)	1,000	1,013,600
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	3,000	3,063,000
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 2.70%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(1)	5,000	5,000,000
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(2)	1,500	1,589,880
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 2.65%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	2,000	1,996,080
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	320	321,536
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	3,500	3,629,675
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,550,900
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	3,055	3,076,629
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	3,930	4,057,411
Ohio Air Quality Development Authority, (AMG Vanadium), (AMT), 5.00%, 7/1/49(2)(3)	5,000	5,348,350
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.), 5.625%, 10/1/19	4,650	4,676,180
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(2)	800	854,832
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 7/1/29	5,000	5,017,450
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,520	1,609,938
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	2,000	2,089,420

Security	Principal Amount (000’s omitted)	Value
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	$1,600	$1,670,432
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(2)	2,245	2,426,396
West Virginia Economic Development Authority, (Appalachian Power Co.), 2.55% to 4/1/24 (Put Date), 3/1/40	4,000	4,104,600

		$67,372,239

Insured – Electric Utilities — 0.6%
Puerto Rico Electric Power Authority, (AGM), 4.00%, 7/1/23	$305	$305,283
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/21	450	465,678
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,740	1,892,250
Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/23	170	171,889
Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/24	500	505,360
Puerto Rico Electric Power Authority, Series SS, (NPFG), 5.00%, 7/1/23	325	328,611

		$3,669,071

Insured – General Obligations — 1.9%
Atlantic City, NJ, (BAM), 5.00%, 3/1/20	$250	$255,318
Boston, MA, (NPFG), 0.125%, 3/1/22	2,920	2,818,997
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/23	100	111,498
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	1,000	964,240
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	370	337,743
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/23	2,000	1,772,980
Chicago Board of Education, IL, (NPFG), 5.25%, 12/1/21	570	607,586
Lake County Community Unit School District No. 187, IL, (AGM), 0.00%, 1/1/23	150	136,655
Matteson, IL, (AGM), 3.60%, 12/1/24	395	405,622
McCook IL, (AGM), 4.00%, 12/1/19	75	75,651
McCook IL, (AGM), 4.00%, 12/1/20	50	51,443
McCook IL, (AGM), 4.00%, 12/1/21	135	141,525
McCook IL, (AGM), 4.00%, 12/1/22	225	239,852
McCook IL, (AGM), 4.00%, 12/1/23	250	270,595
McHenry and Kane Counties Community Consolidated School District No. 158, IL, (NPFG), 0.00%, 1/1/21	1,090	1,057,169
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	531,715
Puerto Rico, (AGC), 5.00%, 7/1/24	125	127,205
Puerto Rico, (NPFG), 5.25%, 7/1/22	135	136,211
Stickney, IL, (BAM), 4.00%, 12/1/22	200	213,066
Stickney, IL, (BAM), 4.00%, 12/1/23	350	377,912
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/21	1,770	1,708,333

		$12,341,316

Insured – Hospital — 0.4%
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (AGM), (LOC: TD Bank, N.A.), 1.92%, 1/15/44(4)	$1,895	$1,895,000
Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/22	720	670,298

		$2,565,298

Security	Principal Amount (000’s omitted)	Value
Insured – Lease Revenue/Certificates of Participation — 1.5%
Kentucky Asset/Liability Commission, (NPFG), 2.248%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(1)	$7,000	$6,970,670
Kentucky Asset/Liability Commission, (NPFG), 2.278%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	2,865	2,806,353

		$9,777,023

Insured – Other Revenue — 0.2%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,190	$1,218,310

		$1,218,310

Insured – Special Tax Revenue — 0.4%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,815	$1,831,553
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	410	444,887
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/25	460	503,925

		$2,780,365

Insured – Transportation — 1.0%
Alabama Port Authority, (AGM), (AMT), 5.00%, 10/1/23	$2,075	$2,323,232
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/22	3,000	3,366,630
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	315	352,183
Puerto Rico Highway and Transportation Authority, (NPFG), 5.00%, 7/1/29	645	650,405

		$6,692,450

Lease Revenue/Certificates of Participation — 0.4%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$2,346,380

		$2,346,380

Other Revenue — 5.5%
Albany Parking Authority, NY, 5.00%, 7/15/19	$160	$160,195
Albany Parking Authority, NY, 5.00%, 7/15/20	575	594,705
Albany Parking Authority, NY, 5.00%, 7/15/21	635	677,996
Albany Parking Authority, NY, 5.00%, 7/15/22	705	773,145
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/23(2)	750	812,348
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(2)	3,000	3,402,390
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/23	500	557,775
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/24	600	685,656
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/25	500	583,670
Black Belt Energy Gas District, AL, 4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,081,180
Kalispel Tribe of Indians, WA, 5.00%, 1/1/32(2)	795	883,229
Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 4.375%, 2/1/31(2)	1,000	1,065,870
Main Street Natural Gas, Inc., GA, 2.385%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(1)	2,500	2,473,750
Northern California Gas Authority No. 1, Gas Project Revenue, 2.457%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	1,050	1,031,972

Security	Principal Amount (000’s omitted)	Value
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.495%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	$3,000	$2,981,550
Southeast Alabama Gas Supply District, (Project No. 1), 2.55%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(1)	2,000	1,975,580
Southeast Alabama Gas Supply District, (Project No. 2), 2.485%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	2,000	1,970,360
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 2.315%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(1)	3,680	3,665,317
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.711%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	3,250	3,280,550
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.95%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	7,000	7,105,910

		$35,763,148

Senior Living/Life Care — 10.5%
Atlantic Beach, FL, (Fleet Landing), 3.25%, 11/15/24	$2,155	$2,188,165
Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 5.00%, 5/15/28	300	344,460
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/22	225	243,482
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/23	200	220,956
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/24	250	281,845
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	250	285,925
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry), 5.00%, 11/1/19	325	328,520
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	905,456
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/20	290	298,688
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/21	315	330,082
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	457,468
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 3.20%, 5/15/25	775	778,224
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/20	210	211,932
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/21	300	307,911
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/22	300	312,606
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	500	501,675
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/21	325	341,936
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	850	916,054
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	1,145	1,146,031
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/21	250	263,645
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/22	250	268,543
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/23	355	387,823

Security	Principal Amount (000’s omitted)	Value
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/24	$425	$471,431
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	405	409,917
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	720	737,827
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/21	860	902,475
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/22	415	445,266
Iowa Finance Authority, (Northcrest, Inc.), 3.25%, 3/1/23	3,300	3,301,287
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	978,070
Lancaster County Hospital Authority, PA, (Moravian Manors, Inc.), 2.875%, 12/15/23	1,925	1,925,962
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	279,359
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(2)	2,500	2,562,100
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 3.50%, 10/1/22(2)	500	519,615
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/25(2)	515	553,846
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/26(2)	500	539,430
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/27(2)	400	431,876
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 2.875% to 2/1/22 (Put Date), 2/1/34	2,000	2,012,340
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/21	100	105,196
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/22	100	107,080
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/23	125	136,015
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/24	150	165,519
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/25	100	111,528
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/26	150	169,152
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/27	200	226,970
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/28	200	225,904
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/29	250	280,543
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	6,000	6,124,500
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/21	540	558,106
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/23	1,795	1,925,066
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/25	1,600	1,600,304

Security	Principal Amount (000’s omitted)	Value
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/21	$830	$870,994
Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/29	450	516,704
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.95%, 11/15/24(2)	1,065	1,069,697
Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	750	752,925
Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	525	527,851
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23	210	234,641
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 2.70%, 1/1/22	1,100	1,100,231
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 3.30%, 1/1/23	1,500	1,500,930
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/20	450	458,159
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/22	500	530,095
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/23	1,365	1,469,545
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/24	1,450	1,581,384
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/25	1,510	1,664,080
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/26	1,595	1,763,847
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	1,000	1,012,090
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/23	2,015	2,208,783
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/24	1,490	1,661,708
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/25	1,615	1,829,472
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(2)	520	520,010
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 4.00%, 10/1/23(2)	2,000	2,022,260
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	256,480
Vermont Economic Development Authority, (Wake Robin Corp.), 4.00%, 5/1/21	215	220,031
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,109,870
Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/21	340	355,779
Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/23	365	402,299
Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/24	350	393,810
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(2)	1,165	1,311,207
Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(2)	365	369,486
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(2)	260	260,543
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/22	200	209,298
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23	250	264,455
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	365	384,316

		$67,961,091

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 1.4%
Illinois Sports Facilities Authority, 5.00%, 6/15/22	$315	$332,152
Illinois Sports Facilities Authority, 5.00%, 6/15/23	250	267,865
Illinois, Sales Tax Revenue, 5.00%, 6/15/22	945	1,022,055
Illinois, Sales Tax Revenue, 5.00%, 6/15/23	475	520,814
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 1.95%, 8/1/42(4)	5,000	5,000,000
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: U.S. Bank, N.A.), 1.96%, 8/1/42(4)	1,500	1,500,000
Sales Tax Securitization Corp., IL, 5.00%, 1/1/23	650	713,472

		$9,356,358

Student Loan — 4.2%
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/20	$550	$573,216
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	750	823,237
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	5,880	6,058,282
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	500	508,385
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/21	3,900	4,155,216
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	1,000	1,123,400
Massachusetts Educational Financing Authority, Series 2012, (AMT), 5.00%, 7/1/20	5,000	5,167,500
Massachusetts Educational Financing Authority, Series 2013, (AMT), 5.00%, 7/1/20	2,000	2,067,000
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/23	4,475	5,061,941
Rhode Island Student Loan Authority, (AMT), 5.00%, 12/1/23	1,250	1,412,250

		$26,950,427

Transportation — 7.7%
Denver City and County, CO, Airport System Revenue, 2.568%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	$425	$425,195
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/24	5,000	5,851,250
E-470 Public Highway Authority, CO, 2.016%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(1)	3,500	3,500,035
E-470 Public Highway Authority, CO, 2.661%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	3,375	3,401,764
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,104,270
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	1,600	1,788,272
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	1,074,240
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,656,105
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/24	200	173,280
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/23	1,000	1,122,530
New Jersey Transportation Trust Fund Authority, (Transportation Program), 3.10%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	13,000	13,092,690
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/23	1,500	1,695,600
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/23	3,000	3,305,490
Pennsylvania Turnpike Commission, 2.50%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,004,510
Pennsylvania Turnpike Commission, 2.60%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,516,275
Pennsylvania Turnpike Commission, 2.88%, (SIFMA + 0.98%), 12/1/21(1)	2,150	2,173,349

Security	Principal Amount (000’s omitted)	Value
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	$2,000	$2,349,320
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/22	300	326,844
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/23	700	784,049
Susquehanna Area Regional Airport Authority, PA, (AMT), 5.00%, 1/1/21	2,000	2,080,140

		$49,425,208

Water and Sewer — 0.9%
California Department of Water Resources, (Central Valley Project), 2.27%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$500	$500,125
Charleston, SC, Waterworks and Sewer System Revenue, 2.052%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(1)	5,000	4,995,150
Riverside, CA, Water System Revenue, 2.53%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	215	215,161

		$5,710,436

Total Tax-Exempt Municipal Securities — 94.2% (identified cost $598,202,707)		$607,905,798

Tax-Exempt Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.90%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$482	$482,667

Total Tax-Exempt Mortgage-Backed Securities — 0.1% (identified cost $482,300)		$482,667

Taxable Municipal Securities — 2.9%

Security	Principal Amount (000’s omitted)	Value
Education — 0.6%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(2)	$3,340	$3,438,062
Public Finance Authority, WI, (Barton College), 5.00%, 3/1/20	340	341,442

		$3,779,504

General Obligations — 0.4%
Chicago Board of Education, IL, 5.182%, 12/1/21	$325	$330,451
Chicago, IL, 7.75%, 1/1/42	2,259	2,552,218

		$2,882,669

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.9%
Doylestown Hospital Authority, PA, (Doylestown Hospital), 2.754%, 7/1/19	$500	$500,000
Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.063%, 7/1/20	2,020	2,017,313
Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.263%, 7/1/21	1,000	998,920
Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.489%, 7/1/22	815	817,282
Oklahoma Development Finance Authority, (OU Medicine), 5.45%, 8/15/28	1,250	1,415,875

		$5,749,390

Insured-Hospital — 0.1%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.522%, 7/1/20	$500	$505,240
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.653%, 7/1/22	375	387,724

		$892,964

Senior Living/Life Care — 0.4%
Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 3.20%, 5/15/21	$555	$556,254
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 4.00%, 11/15/22	550	551,188
Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 4.00%, 11/15/21	1,060	1,060,604
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(2)	90	89,994

		$2,258,040

Special Tax Revenue — 0.4%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.29%, 7/1/19	$1,290	$1,290,000
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.52%, 7/1/20	1,000	1,005,360

		$2,295,360

Transportation — 0.1%
South Jersey Transportation Authority, NJ, 4.20%, 11/1/21	$725	$742,306

		$742,306

Total Taxable Municipal Securities — 2.9% (identified cost $18,154,024)		$18,600,233

Corporate Bonds & Notes — 1.1%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.5%
Harnett Health System, Inc., 6.50%, 4/1/32	$1,865	$2,008,558
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	1,250	1,281,664

		$3,290,222

Other Revenue — 0.6%
Morongo Band of Mission Indians, CA, 7.00%, 10/1/39(2)	$3,470	$3,890,807

		$3,890,807

Value

Total Corporate Bonds & Notes — 1.1% (identified cost $6,585,000)	$7,181,029

Total Investments — 98.3% (identified cost $623,424,031)	$634,169,727

Other Assets, Less Liabilities — 1.7%	$11,025,074

Net Assets — 100.0%	$645,194,801

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Pennsylvania	11.2%
Illinois	10.2%
Others, representing less than 10% individually	76.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2019, 6.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 4.0% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2019.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $57,072,281 or 8.8% of the Fund’s net assets.

(3)	When-issued security.
(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2019.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	-	Build America Mutual Assurance Co.
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit
NPFG	-	National Public Finance Guarantee Corp.
SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$607,905,798	$—	$607,905,798
Tax-Exempt Mortgage-Backed Securities	—	482,667	—	482,667
Taxable Municipal Securities	—	18,600,233	—	18,600,233
Corporate Bonds & Notes	—	7,181,029	—	7,181,029
Total Investments	$—	$634,169,727	$—	$634,169,727

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.